Subsequent Events	12 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Note 9 - Subsequent Events

On October 31, 2013, Mr. Jatinder S. Bhogal resigned as a director.

On October 7, 2013, the Company received proceeds of $3,000,000 in connection with issuing a 7% unsecured convertible note (the “Note”) to Kalen Capital Corporation, a private corporation owning in excess of 10% of the Company’s issued and outstanding shares of common stock. As part of the loan the Company issued a Series I Stock Purchase Warrant (the “Series I Warrant”) allowing the holder to purchase up to 921,875 shares of the Company’s common stock at an initial exercise price of $1.37 for a period on five (5) years. The Series I Warrant is exercisable on a “cashless basis.” The Note is due on October 6, 2014, and interest is to be compounded quarterly. The conversion price of the Note is the lesser of (1) $1.37, or (2) 70% of the 20 day average closing price of the common stock. The Note is convertible into units, with each unit consisting of (a) one share of common stock; (b) one Series J Stock Purchase Warrant for the purchase of one share of common stock; and (c) one Series J Stock Purchase Warrant for the purchase of one share of common stock. For additional information regarding the Note see the Company’s Current Report on Form 8-K filed by the Company with the SEC on October 10, 2013.